Shareholder's capital	6 Months Ended
Jun. 30, 2023
Shareholders' capital
Shareholders' capital

10. Shareholders’ capital

On June 30, 2023, the Company’s share capital was represented by 55,955,544 shares. All shares were issued, fully paid up and of the same class. The table below summarizes our capital increases, as a result of the exercise of stock options and vesting of RSUs under the argenx Employee Stock Option Plan, for the period ended June 30, 2023.

Number of shares outstanding on December 31, 2022	55,395,856
Exercise of stock options	533,478
Vesting of RSUs	26,210
Number of shares outstanding on June 30, 2023	55,955,544